Equity (Details Narrative) - USD ($)		6 Months Ended		12 Months Ended
	Apr. 21, 2016	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Common stock, shares authorized		100,000,000		100,000,000	100,000,000
Common stock, par value		$ 0.00001		$ 0.00001	$ 0.00001
Proceeds from common stock		$ 1,508,000			$ 63,578
Warrants to purchase shares		4,145,238
Fair market value		$ 900,000
Exercised and exchanged shares of common stock				1,270,000
Tranche B Warrants [Member]
Initial exercise price	$ 0.35
Tranche B Warrants [Member] | Warrant Exchange Agreement [Member]
Initial exercise price	$ 1.10
Series B Preferred Stock [Member]
Exercised and exchanged shares of common stock	380,000
Common stock, price per share	$ 0.35
Initial conversion price		$ 0.75		$ 0.75
Series B Preferred Stock [Member] | Tranche A Warrants [Member]
Initial exercise price	0.35
Series B Preferred Stock [Member] | Tranche A Warrants [Member] | Exchange Agreement [Member]
Initial exercise price	1.00
Series A Preferred Stock [Member]
Initial conversion price		$ 1.00		$ 1.00
Series A Preferred Stock [Member] | Minimum [Member]
Initial exercise price	0.75
Initial conversion price	0.97
Series A Preferred Stock [Member] | Maximum [Member]
Initial exercise price	0.35
Initial conversion price	$ 0.86